Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Mobilization revenue receivable	$ 73.6	$ 109.2
Intangible asset- favorable contract	134.7	205.2
Total other non-current assets	$ 208.3	$ 314.4